Investment in Associate - Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates and joint ventures [line items]
Equity	€ 597,114	€ 280,050	€ 187,211	€ 176,613
Elimination of internal profit recognized	218,016	130,097	€ 123,897
Investment in associate	15,538	17,083
VISEN Pharmaceuticals [member]
Disclosure of associates and joint ventures [line items]
Equity	53,820	68,965
VISEN Pharmaceuticals [member] | Associates [member]
Disclosure of associates and joint ventures [line items]
Company's share of equity before eliminations	26,910	34,483
Elimination of internal profit recognized	(11,372)	(17,400)
Company's share of equity after eliminations	15,538	17,083
Investment in associate	€ 15,538	€ 17,083